Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 233	$ 875
Derivative assets	3,022	4,538
Accrued liabilities	(70)	(921)
Current portion of derivative liabilities	(81)	(1,108)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	204
Derivative assets	3,022	4,251
Accrued liabilities	(65)	(254)
Current portion of derivative liabilities	(81)	(1,108)
Stock purchase warrant
Derivatives, Fair Value [Line Items]
Derivative assets		287
Time-charter swap agreement
Derivatives, Fair Value [Line Items]
Current portion of derivative assets		875
Accrued liabilities		$ (667)
Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	29
Accrued liabilities	$ (5)